August 2, 2013

Supplement

SUPPLEMENT DATED AUGUST 2, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FLEXIBLE INCOME PORTFOLIO
Class X and Class Y
Dated April 30, 2013

On August 1, 2013, shareholders of Morgan Stanley Select Dimensions Investment Series (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of its series Flexible Income Portfolio (the "Portfolio") and The Universal Institutional Funds, Inc., on behalf of its series Core Plus Fixed Income Portfolio ("UIF Core Plus Fixed Income"), pursuant to which substantially all of the assets of the Portfolio would be combined with those of UIF Core Plus Fixed Income and shareholders of the Portfolio would become shareholders of UIF Core Plus Fixed Income, receiving shares of UIF Core Plus Fixed Income equal to the value of their holdings in the Portfolio (the "Reorganization"). Each shareholder of the Portfolio will receive the Class of shares of UIF Core Plus Fixed Income that corresponds to the Class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about September 9, 2013. The Portfolio will be closed to new investors as of the close of business on September 4, 2013. Existing shareholders of the Portfolio will be able to purchase additional shares of the Portfolio until the close of business on September 4, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

August 2, 2013

Supplement

SUPPLEMENT DATED AUGUST 2, 2013 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FOCUS GROWTH PORTFOLIO
THE GROWTH PORTFOLIO
THE MULTI CAP GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2013

On August 1, 2013, shareholders of Morgan Stanley Select Dimensions Investment Series (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of each of its series Focus Growth Portfolio, Growth Portfolio and Multi Cap Growth Portfolio (collectively, the "Portfolios"), and The Universal Institutional Funds, Inc., on behalf of its series Growth Portfolio ("UIF Growth"), pursuant to which substantially all of the assets of the Portfolios would be combined with those of UIF Growth and shareholders of the Portfolios would become shareholders of UIF Growth, receiving shares of UIF Growth equal to the value of their holdings in the Portfolios (the "Reorganization"). Each shareholder of the Portfolios will receive the Class of shares of UIF Growth that corresponds to the Class of shares of the Portfolios currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about September 9, 2013. The Portfolios will be closed to new investors as of the close of business on September 4, 2013. Existing shareholders of the Portfolios will be able to purchase additional shares of the applicable Portfolio until the close of business on September 4, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.